SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Awards Granted
The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2018, 2017 and 2016 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Grant date	No. of options	Expiration date	Exercise price	Fair value on grant date	Share based expenses (1) $ in thousands	Vesting terms
February 29, 2016	1,642	March 1, 2026	$28.44	$24.12	$40	(2)
May 4, 2016	7,608	May 4, 2026	$34.68	$17.40	$132	(2)
August 4, 2016	404	August 4, 2026	$15.36	$20.40	$8	(2)
October 31, 2016	202	October 31, 2026	$23.64	$15.84	$3	(2)
February 27, 2017	1,964	February 27, 2027	$27.96	$14.40	$28	(2)
May 9, 2017	1,580	May 9, 2027	$25.86	$12.96	$20	(2)
June 22, 2017 (4)	5,041	June 22, 2027	$22.32	$12.60	$64	(3)
August 3, 2017	404	August 3, 2027	$22.36	$12.36	$5	(2)
November 2, 2017	853	November 2, 2027	$20.76	$8.16	$7	(2)
February 13, 2018	4,584	February 13, 2028	$10.44	$4.95	$23	(2)
July 30, 2018 (6)	231,819	July 30, 2028	$3.92	$2.61	$605	(5)
September 20, 2018 (4)	37,039	September 20, 2028	$3.92	$2.96	$110	(5)
November 1, 2018	44,450	November 1, 2028	$3.81	$3.23	$144	(5)

Grant date	No. of RSUs and PSUs	Expiration date	Fair value on grant date	Share based expenses (1)	Vesting terms
February 27, 2017	7,457	February 27, 2027	$2.20	$197	(2)
June 22, 2017 (7)	17,448	June 22, 2027	$1.88	$393	(7)
August 3, 2017 (8)	24,951	August 3, 2027	$1.84	$551	(8)
July 30, 2018 (6)	79,844	July 30, 2028	$3.24	$251	(5)
September 20, 2018 (4)	15,875	September 20, 2028	$3.65	$58	(5)

1.	Share based expenses are based on their fair value on grant date. The amount is charged to statement of operations over the vesting periods.

2.
The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments.

3.	The options vest over a period of three years commencing on the date of grant in quarterly installments.

4.	Options or RSUs granted to certain members of the Company's Board of Directors.

5.
The options vest over a period of three years commencing on the date of grant, such that one third of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments.

6.
Of the 231,819 options and 79,844 RSUs, 122,232 options and 50,796 RSUs, respectively, were issued to certain of the Company’s officers. The remaining options and RSUs were issued to employees and consultants.

7.
On June 22, 2017, the Company's shareholders approved the award of 11,302 and 6,146 RSUs to the Mr. Densel, who served as the Company’s CEO at such time, and to certain members of the Company's Board of Directors, respectively. The terms of the RSUs awarded to the Company’s former CEO provided that they shall vest over a period of four years commencing on the date of grant, such that 25% of the RSUs shall vest on the first anniversary of the date of grant and thereafter, the remaining RSUs will vest in quarterly installments.  The RSUs granted to certain members of the Company's Board of Directors shall vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $255 and $138 for the RSUs granted to the Company’s CEO and to certain members of the Company's Board of Directors, respectively. These amounts are charged to statement of operations over the vesting periods.

8.
On August 3, 2017, the Company's Board of Directors approved the award of 24,951 Performance Stock Units (“PSUs”) to certain of the Company's employees. The PSUs shall vest based on four pre-determined milestones, of which the first milestone (15%) in 2017, the second and third milestones in 2018 (22.5% each) and the forth milestone in 2019 (40%). The compensation expense was based on the fair value on the grant date, and was estimated at approximately $551. No expenses were recorded during the years ended December 31, 2018 and 2017 as the Company did not achieve the pre-determined milestones for these years, and estimates that it will not meet the remaining pre-determined milestone for year 2019.

9.	On February 26, 2018, upon the termination of the employment of Mr. Densel, the Company’s former CEO, options to purchase 93,415 ordinary shares and 11,302 RSUs forfeited.

Schedule of Parameters Used in Valuing Fair Value of Options
The parameters which were used in applying the model are as follows:

For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
Expected volatility (1)	104%-108%	58%-60%	59%-60%
Risk-free rate	2.67-3.15%	1.9%-2.2%	1.2%-2.1%
Dividend yield	0%	0%	0%
Expected term (in years)	5.5-7	5.5-7	5.5-7
Share price	$3.24 - $9.07	$15.96-$26.40	$26.64-$38.40

(1)
In the year ended December 31, 2018, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. In the years ended December 31, 2017 and 2016, due to lack of history of trading, expected volatility was calculated based on certain peer companies that the Company considered to be comparable.

Schedule of Share-Based Compensation
Effect of share-based compensation transactions on the Company's statements of operations

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Research and development, net	234	116	234
General and administrative, net*	(299)	610	975
Total	(65)	726	1,209

                         * Amount in 2018 is negative mainly, due to the forfeiture of the former CEO unvested options and RSU.

Schedule of Stock Option Activity

A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information under the 2006 Plan and the 2015 Plan is as follows:

		Year ended December 31, 2018
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Options outstanding at beginning of year	208,222	46.32	7.11	(2)
Options granted	318,094	4.00
Options forfeited	(103,532)	45.88
Options outstanding at end of year	422,784	15.54	8.60	(2)

Options exercisable at end of year	101,040	46.18	4.61	(2)

		Year ended December 31, 2017
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Options outstanding at beginning of year	207,769	47.04	7.39	(2)
Options granted	9,842	23.88
Options forfeited	(9,389)	39.24
Options outstanding at end of year	208,222	46.32	7.11	(2)

Options exercisable at end of year	134,550	48.00	5.99	(2)

		Year ended December 31, 2016
	Number of options	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	230,958	48.12	7.99	(2)
Granted	9,856	32.64
Exercised	-	-
Forfeited	(33,045)	50.52
Outstanding at the end of the year	207,769	47.04	7.39	(2)

Exercisable at the end of the year	106,725	46.80	6.34	(2)

RSUs [Member]
Schedule of Stock Option Activity
A summary of the Company’s RSUs activity is as follows:

	Year ended December 31
	2018	2017	2016
	Number of RSUs
Unvested at beginning of year	44,473	-	-
Granted	95,719	49,856	-
Vested	(4,818)	(1,033)	-
Forfeited	(25,905)	(4,350)	-
Unvested at end of year	109,469	44,473	-